Income taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2020 USD ($)
Non-capital loss
Amount	$ 17.0
Canada
Non-capital loss
Amount	14.7
Chile
Non-capital loss
Amount	$ 2.3